Property and Equipment (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 93,382	$ 74,429
Accumulated depreciation	(35,975)	(11,860)
Fixed assets, net	57,407	62,569
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,304	51,304
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 42,078	$ 23,125